(Loss) income per share - Disclosure of detailed information about basic and diluted income per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net (loss) income for the year attributable to common shareholders	$ (29,290)	$ 6,118
Weighted average number of ordinary shares - basic	258,375,097	250,651,506
Effect of dilutive stock options	0	5,120,572
Weighted average number of ordinary shares - diluted	258,375,097	255,772,078